CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating expenses:
Research and development expenses	$ 3,255,221	$ 4,990,715
General and administrative expenses	5,954,379	6,069,422
Total operating expenses	9,209,600	11,060,137
Loss from operations	(9,209,600)	(11,060,137)
Other income:
Interest income	59,091	8,317
Change in fair value of warrant liability	6,147,210
Foreign currency exchange gain	27,516	211,761
Other expenses	(22,825)	(16,314)
Total other income, net	6,210,992	203,764
Net loss	$ (2,998,608)	$ (10,856,373)
Net loss per ordinary share (basic)	$ 0.00	$ 0.00
Net loss per ordinary share (diluted)	$ 0.00	$ 0.00
Weighted average ordinary shares outstanding, (basic)	8,787,337,361	5,648,226,680
Weighted average ordinary shares outstanding, (diluted)	8,787,337,361	5,648,226,680
Comprehensive loss:
Net loss	$ (2,998,608)	$ (10,856,373)
Other comprehensive loss:
Foreign currency translation adjustment	(55,038)	(80,590)
Total comprehensive loss	$ (3,053,646)	$ (10,936,963)